Trade Receivables, Net	12 Months Ended
Sep. 30, 2024
Trade Receivables, Net [Abstract]
TRADE RECEIVABLES, NET

NOTE 3. TRADE RECEIVABLES, NET

Trade receivables, net consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Trade receivables	43,325,361	27,928,480
Less: allowance for credit loss	(8,347,208)	(6,077,000)
	34,978,153	21,851,480

The Group recorded provision for allowance for credit loss of trade receivables of HK$30,000 and HK$8,303,208 for the years ended September 30, 2022 and 2023, respectively. The Group recorded a reversal of provision for allowance for credit loss of trade receivables of HK$3,218,000 for the year ended September 30, 2024.

Movement of provision for allowance for credit loss of trade receivables is as follows:

	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	44,000	8,347,208
Retrospective adjustment upon adoption of ASC 326	—	947,792
Provision (Reversal of provision) for the year	8,303,208	(3,218,000)
Balance at end of the year	8,347,208	6,077,000